Expenses by nature - Summary of net impairment losses on financial and contract asset (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	₺ (1,428,706)	₺ (1,336,712)	₺ (1,905,236)
Net impairment losses on financial and contract assets
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	(1,428,706)	(1,336,712)	(1,905,236)
Operating expense	₺ (1,428,706)	₺ (1,336,712)	₺ (1,905,236)